Share capital and share premium account - Summary of Share Capital and Share Premium (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Number of shares issued and fully paid beginning balance (in shares)	4,314,303,734	4,312,145,983	4,311,343,341
Issued under employee share schemes (in shares)	1,141,292	2,157,751	802,642
Ordinary shares acquired by ESOP Trusts (in shares)	0	0	0
Number of shares issued and fully paid ending balance (in shares)	4,315,445,026	4,314,303,734	4,312,145,983
Equity at beginning of period	£ 13,086	£ 12,795	£ 10,096
Issued under employee share schemes	15	20	10
Equity at end of period	15,956	13,086	12,795
Share capital
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	1,348	1,348	1,347
Issued under employee share schemes	1		1
Equity at end of period	1,349	1,348	1,348
Share capital | Ordinary shares
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	1,348	1,348	1,347
Issued under employee share schemes	1	0	1
Ordinary shares acquired by ESOP Trusts	0	0	0
Equity at end of period	1,349	1,348	1,348
Share premium
Disclosure Of Classes Share Capital And Share Premium [Line Items]
Equity at beginning of period	3,473	3,451	3,440
Issued under employee share schemes	14	20	9
Ordinary shares acquired by ESOP Trusts	11	2	2
Equity at end of period	£ 3,498	£ 3,473	£ 3,451